GAIN ON SETTLEMENT OF DEBT	6 Months Ended
Jul. 31, 2021
Gain On Settlement Of Debt
GAIN ON SETTLEMENT OF DEBT

NOTE 15 – GAIN ON SETTLEMENT OF DEBT

For the three months ended  July 31, 2021 the gain on settlement of debt of $49,317 (2020-$0) which resulted from the reduction in the derivative liability due to cash repayments on convertible debt.

For the six months ended July 31, 2021 the gain on settlement of debt of $963,366 consisted of a $853,452 gain that resulted from the settlement of accounts payable totaling $950,151 that was settled for $96,699, and a $109,914 gain that resulted from the reduction in the derivative liability due to cash repayments on convertible debt. For the three months ended July 31, 2020 the gain on settlement of debt of $2,172,646 consisted of a gain that resulted from the settlement of $1,070,035 in convertible notes, and $175,422 in accrued interest, as well as $122,000 in short-term debt and $22,076 in accrued interest, and the associated derivative liability of $792,218 all totaling $2,181,751 in exchange for 250 Class C shares having a fair-value of $9,105.